CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (51,257,996)	$ (22,689,705)	$ (34,515,754)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	446,449	596,256	790,529
Stock-based compensation	1,002,154	1,512,292	1,866,095
Inventory reserve adjustments		28,012	28,012
Amortization of debt discount		2,218,506	2,381,617
Amortization of deferred financing costs	28,433	551,431	590,740
Debt issuance costs expensed under fair value option	304,380
Operating lease right-of-use asset		285,476	383,753
Change in fair value of warrant liabilities	1,282,284	(2,156,186)	(2,109,904)
Change in fair value of derivative liability	(37,900)	(141,100)	(141,100)
Change in fair value of convertible note receivable	1,055,694	0
Change in fair value of notes payable	1,211,173	0
Change in fair value of SEPA liability	906,950
Change in fair value of claims settlement liability	(2,584,724)	0
Loss on issuance of warrants	8,756,303	0
Loss on issuance of notes payable	1,917,562
Loss on issuance of SEPA	2,582,724
Loss on extinguishment of accounts payable	6,513,554
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt	10,138,337	11,597,803	20,504,307
SEPA fees and issuance costs	1,103,451
Gain on sale of intellectual property intangible assets	(8,961,872)	0
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset	6,064,823
Interest expense recognized on remeasurement of preferred stock liability	10,398,050
Changes in operating assets and liabilities:
Accounts receivable		427,679	482,279
Inventories		(203,497)	(203,494)
Prepaid expenses and other current assets	(1,517,339)	(370,806)	(6,494)
Accounts payable	2,650,424	1,138,413	1,585,696
Accrued expenses	1,149,974	1,976,187	2,108,562
Contract liabilities		(6,400)	(6,400)
Operating lease liability	(237,369)	(264,200)	(355,385)
Net cash used in operating activities	(7,084,481)	(5,499,839)	(6,616,941)
Cash Flows from Investing Activities:
Payment for acquisition	(600,000)
Payment related to SYME Inventory Advance (related party)	(400,000)
Payments under convertible note receivable	(2,957,394)
Net cash used in investing activities	(3,957,394)
Cash Flows from Financing Activities:
Proceeds from note borrowings	7,156,708	743,000	1,796,824
Repayments of notes payable	(2,674,899)
Proceeds received from the offering	11,994,834
Proceeds received from the SEPA	1,830,853
Payments of debt and equity issuance costs	(1,658,319)
Proceeds received from settlement	1,000,000
Restricted stock units withheld for tax withholdings	44	(73,088)	(73,204)
Proceeds from issuance of Common Stock from the Lincoln Park Purchase Agreement		200,000	200,000
Shareholder advances		644,936	644,936
Proceeds from the issuance of pre-funded warrants		2,139,866	2,180,522
Payment of deferred financing costs		(71,500)	(71,500)
Net cash provided by financing activities	17,649,221	3,583,214	4,677,578
NET CHANGE IN CASH DURING THE PERIOD	6,607,346	(1,916,625)	(1,939,363)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	209,337	2,148,700	2,148,700
CASH AND CASH EQUIVALENTS - END OF PERIOD	6,816,683	232,075	209,337
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	541,345
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Stock upon extinguishment or conversion of notes payable	14,467,344	15,184,704	25,051,755
Issuance of Common Stock in connection with the SEPA	2,853,385
Issuance of Common Stock in connection with Silverback Claims Settlement	6,540,488
Extinguishment of existing unsecured promissory note and accrued interest through issuance of convertible note	2,108,523
Extinguishment of Preferred Stock through issuance of convertible notes	2,000,000
Transaction costs related to the reverse recapitalization not yet paid	1,007,439	1,007,439	1,007,439
Shares issued for services included in prepaid expenses	692,792
Debt issuance costs included in accounts payable and accrued expenses	127,000	712,363
Issuance of promissory note for replacement of shareholder advance	545,000
Issuance of AZ Promissory Note for deposit receivable	900,000
Stock-based compensation expense included in accrued expenses	75,000
Issuance of Common Stock upon exercise of warrants	497,295
Deemed dividend in connection with modification of pre-funded warrants	$ 936
Transfer of property and equipment from inventory		154,971	154,971
Purchase of property and equipment in accounts payable and accrued expenses		$ 540,028	431,970
Deferred financing costs included in accounts payable and accrued expenses			$ 712,363